Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net (loss)	$ (213,574)	$ (71,170)
Adjustments to reconcile net (loss) to net cash used in operating activities
Common stock issued in connection with services provided by consultants	64,596
Imputed interest on related party loan	8,694	$ 10
Changes in operating assets and liabilities:
Increase in accounts payable	53,052	63,509
Net cash used in operating activities	(87,232)	(7,651)
Cash flows from investing activities:
Purchase of property and equipment	(609,619)	(28,250)
Net cash used by investing activities	$ (609,619)	(28,250)
Cash flows from financing activities:
Increase in notes payable to a related party		28,250
Expenses paid by related party	$ 581,478	$ 11,275
Principal payments on debt	(100)
Short-term related party advances	$ 102,749
Issuance of common stock for cash		$ 9,000
Net cash provided by financing activities	$ 684,127	48,525
Net increase (decrease) in cash	(12,724)	12,624
Cash- beginning of period	$ 12,724	100
Cash- end of period		$ 12,724
Supplemental disclosure of cash flow information:
Acquisition of Blue Water Bar & Grill, N.V.	$ 3,000
Expenses paid by related party	$ 28,250